Commitments - Schedule of Undiscounted Cash Flows for Operating Lease Liabilities Recorded in Condensed Balance Sheet (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019
Commitments And Contingencies Disclosure [Abstract]
Total lease payments	$ 351
Present value adjustment	(13)
Lease liabilities	$ 338	$ 700